SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	Dec. 31, 2019 USD ($)
January 1, 2019 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Immaterial cumulative adjustment	$ 11,667